Exceptional items	6 Months Ended
Jun. 30, 2023
Exceptional items
Exceptional items

5.     Exceptional items

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	$'m	$'m	$'m	$'m
Start-up related and other costs	11	16	21	30
Impairment - property, plant and equipment	11	—	11	—
Restructuring costs	15	—	15	—
Exceptional items – cost of sales	37	16	47	30
Transaction-related and other costs	3	4	12	8
Exceptional items – SG&A expenses	3	4	12	8
Exceptional net finance income	(26)	(74)	(53)	(125)
Exceptional items – net finance income	(26)	(74)	(53)	(125)
Exceptional income tax credit	(2)	(4)	(6)	(6)
Total exceptional items, net of tax	12	(58)	—	(93)

ss

Exceptional items are those that in management’s judgment need to be disclosed by virtue of their size, nature or incidence.

2023

Exceptional items of $6 million, before tax, have been recognized in the six months ended June 30, 2023, primarily comprising:

●	$21 million start-up related and other costs in the Americas ($14 million) and Europe ($7 million), primarily relating to the Group’s investment programs.
●	$11 million and $15 million relating to the impairment of property, plant and equipment and restructuring costs respectively, in Europe following the decision to close the remaining steel lines in the Weissenthurm production facility in Germany, completing the conversion to an aluminum only facility.
●	$12 million transaction-related and other costs, comprised of a $6 million legal settlement in respect of a contract manufacturing agreement arising from Ardagh Group S.A.’s (“AGSA”) acquisition of the beverage can business and $6 million of professional advisory fees and other costs primarily in relation to transformation initiatives.
●	$53 million net exceptional finance income primarily relates to a gain on movements in the fair market values on the Earnout Shares, Public Warrants and Private Warrants.
●	Tax credits of $6 million have been incurred relating to the above exceptional items.

2022

Exceptional items of $87 million, before tax, have been recognized in the six months ended June 30, 2022, primarily comprising:

●	$30 million start-up related and other costs in Europe ($16 million) and the Americas ($14 million), primarily relating to the Group’s investment programs.
●	$8 million transaction-related and other costs, primarily relates to professional advisory fees in relation to costs related to transformation initiatives.
●	$125 million net exceptional finance income relates to a gain on movements in the fair market values of $146 million on the Earnout Shares and Public and Private Warrants, partly offset by a foreign currency loss of $21 million thereon.
●	Tax credits of $6 million have been incurred relating to the above exceptional items.